CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income	$ 198,075	$ 172,595	$ 96,787
Adjustments to reconcile net income to net cash provided by operating activities
Provision for loan and lease losses	30,598	14,586	3,582
Depreciation and amortization	28,138	24,171	12,645
Stock-based compensation expense	7,969	6,219	5,446
Pension expense (income)	1,041	859	(628)
Net amortization (accretion) on investment securities	11,430	10,846	10,798
Net (gains) losses on sales of investments securities	406	161	(1,649)
Originations of loans held for sale	(390,578)	(157,771)	(157,796)
Net (gains) losses on sales of loans held for sale	(14,851)	(6,071)	(5,169)
Proceeds from sales of loans held for sale	396,121	167,374	163,300
Deferred income taxes	12,590	6,267	(4,488)
Operating Lease, Expense	7,324	0	0
Operating Lease, Payments	(7,335)	0	0
Life Insurance, Corporate or Bank Owned, Change in Value	3,748	5,454	3,792
Decrease (increase) in interest receivable	2,117	(3,808)	(5,707)
Increase (Decrease) in Other Receivables	0	(1,900)	(10,117)
(Decrease) increase in interest payable	1,545	5,207	55
Decrease (increase) in other assets	(166,477)	34,360	(21,455)
(Decrease) increase in other liabilities	71,964	(10,043)	21,478
Net cash provided by (used in) operating activities	186,329	261,398	123,524
Investing activities
Proceeds from sales of investment securities available-for-sale	519,136	290,745	189,962
Proceeds from calls, paydowns and maturities of securities available-for-sale	557,034	387,351	224,690
Purchases of securities available-for-sale	(834,743)	(852,131)	(723,131)
Proceeds from calls, paydowns and maturities of securities held-to-maturity	18,062	36,671	121,903
Purchases of securities held-to-maturity	0	(14,014)	(23,402)
Purchases of other investment securities	(12,120)	(31,385)	(2,353)
Net decrease (increase) in interest-bearing deposits with other banks	(19,210)	(3,764)	48,476
Net decrease (increase) in loans and leases	(409,557)	(28,577)	(266,043)
Proceeds from Sale of Other Real Estate	1,453	3,797	6,983
Purchases of premises and equipment	(20,934)	(18,228)	(6,537)
Net cash acquired (paid) in business combinations	(51,663)		0
Cash Acquired from Acquisition		64,895
Payments for (Proceeds from) Businesses and Interest in Affiliates	118	(41,197)	0
Net cash provided by (used in) investing activities	(252,424)	(205,837)	(429,452)
Financing activities
Net (decrease) increase in total deposits	69,953	(18,690)	369,258
Net (decrease) increase in short-term borrowings	275,490	30,531	6,653
Payments on long-term borrowings	(159,653)	(52,460)	(94)
Proceeds from FHLBank Borrowings, Financing Activities	0	150,000	0
Cash dividends paid on common stock	(89,097)	(79,655)	(41,178)
Treasury stock purchase	(66,218)	0	0
Proceeds from exercise of stock options	90	284	341
Net cash provided by (used in) financing activities	30,565	30,010	334,980
Cash and due from banks
Net (decrease) increase in Cash and due from banks	(35,530)	85,571	29,052
Cash and due from banks at beginning of year	236,221	150,650	121,598
Cash and due from banks at end of year	200,691	236,221	150,650
Supplemental disclosures
Interest paid	121,779	84,125	49,474
Income taxes paid	27,497	16,004	38,329
Acquisition of other real estate owned through foreclosure	2,448	3,182	4,119
Real Estate Owned, Transfer to Real Estate Owned excluding acquired OREO		1,821
Issuance of restricted stock awards	10,488	8,797	6,416
Securities transferred from HTM to AFS	268,703	372,128	0
Common stock issued in bank acquisitions	60,934	1,043,424	0
Initial recognition of operating lease right of use asset	58,600	0	0
Initial recognition of operating lease liabilities	64,277	0	0
Supplemental schedule for investing activities
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Assets, Net Of Purchase Consideration	(39,140)	3,342,781	0
Total liabilities assumed	18,380	4,018,948	0
Goodwill	$ 57,520	$ 676,167	$ 0